Schedule of Investments

July 31, 2020 (Unaudited)

Schedule of Investments LSV Conservative Value Equity Fund

	Shares	Value (000)
Common Stock (99.3%)
Aerospace & Defense (2.0%)
General Dynamics	3,200	$469
Howmet Aerospace	11,900	176
L3Harris Technologies	2,000	337
Raytheon	3,000	170
Textron	9,100	318

		1,470

Agricultural Products (0.4%)
Ingredion	3,100	268

Aircraft (0.9%)
Delta Air Lines	7,900	197
JetBlue Airways*	15,100	156
Southwest Airlines	5,900	182
United Airlines Holdings*	3,900	123

		658

Aluminum (0.1%)
Arconic*	2,975	48

Apparel Retail (0.3%)
Foot Locker	6,600	194

Asset Management & Custody Banks (2.4%)
Ameriprise Financial	3,200	492
Bank of New York Mellon	15,000	538
FS KKR Capital	12,100	192
State Street	7,900	504

		1,726

Automotive (2.5%)
BorgWarner	8,800	322
Cooper Tire & Rubber	7,900	245
Ford Motor	64,800	428
General Motors	17,500	436
Goodyear Tire & Rubber	10,300	93
Lear	2,600	287

		1,811

Banks (7.9%)
Bank of America	54,100	1,346
CIT Group	5,500	104
Citizens Financial Group	12,200	303
Fifth Third Bancorp	10,100	200
JPMorgan Chase	16,800	1,623
Keycorp	16,900	203
PNC Financial Services Group	3,600	384
Regions Financial	20,600	224
Synovus Financial	8,200	165
US Bancorp	5,800	214
Wells Fargo	29,500	716

LSV Conservative Value Equity Fund

	Shares	Value (000)
Banks (continued)
Zions Bancorp	7,200	$234

		5,716

Biotechnology (3.3%)
Alexion Pharmaceuticals*	2,900	297
Amgen	1,900	465
Biogen*	1,900	522
Gilead Sciences	11,500	800
Regeneron Pharmaceuticals*	500	316

		2,400

Broadcasting (0.6%)
Discovery*	7,000	148
ViacomCBS, Cl B	11,700	305

		453

Building & Construction (1.1%)
Fortune Brands Home & Security	3,500	268
Owens Corning	4,400	266
Toll Brothers	6,700	256

		790

Building Products (0.1%)
Carrier Global	3,200	87

Chemicals (1.8%)
Celanese, Cl A	3,600	350
Eastman Chemical	4,700	351
Huntsman	8,800	163
LyondellBasell Industries, Cl A	7,200	450

		1,314

Commercial Services (0.4%)
Western Union	10,800	262

Computer & Electronics Retail (0.7%)
Best Buy	5,000	498

Computers & Services (3.7%)
DXC Technology	3,109	56
eBay	5,800	321
Hewlett Packard Enterprise	31,200	308
HP	25,900	455
International Business Machines	5,200	639
NetApp	4,100	182
Oracle	5,700	316
Seagate Technology	6,300	285
Xerox Holdings	8,500	141

		2,703

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Consumer Discretionary (1.0%)
Procter & Gamble	5,600	$734

Consumer Finance (0.3%)
Synchrony Financial	10,800	239

Consumer Staples (0.6%)
Kimberly-Clark	3,100	471

Diversified REITs (0.2%)
VEREIT	24,900	162

Drug Retail (0.7%)
Walgreens Boots Alliance	12,100	493

Electric Utilities (1.3%)
Duke Energy	2,500	212
NextEra Energy	1,100	309
NRG Energy	12,200	412

		933

Electrical Components & Equipment (0.4%)
Acuity Brands	700	70
Emerson Electric	3,600	223

		293

Electrical Services (3.1%)
Edison International	3,900	217
Entergy	3,400	358
Exelon	13,400	518
PPL	18,000	479
Public Service Enterprise Group	7,600	425
Vistra Energy	15,400	287

		2,284

Financial Services (3.9%)
Ally Financial	10,200	205
Capital One Financial	3,200	204
Citigroup	15,500	775
Discover Financial Services	5,200	257
Goldman Sachs Group	3,300	653
Morgan Stanley	12,800	626
Navient	17,400	139

		2,859

Food, Beverage & Tobacco (4.0%)
Altria Group	15,500	638
General Mills	6,000	380
JM Smucker	3,000	328
Molson Coors Brewing, Cl B	5,900	221
Philip Morris International	11,000	845
Pilgrim’s Pride*	5,900	90
Tyson Foods, Cl A	6,900	424

		2,926

LSV Conservative Value Equity Fund

	Shares	Value (000)
General Merchandise Stores (1.1%)
Target	6,300	$793

Health Care Services (0.5%)
DaVita*	4,500	393

Health Care Distributors (1.3%)
AmerisourceBergen, Cl A	2,600	261
Cardinal Health	5,800	317
McKesson	2,700	405

		983

Health Care Equipment (0.6%)
Abbott Laboratories	2,400	241
Medtronic	2,400	232

		473

Health Care Facilities (0.3%)
Universal Health Services, Cl B	2,200	242

Health Care REIT’s (0.3%)
Industrial Logistics Properties Trust	10,100	213

Health Care Services (2.2%)
Cigna	2,400	414
CVS Health	14,000	881
HCA Holdings	2,700	342

		1,637

Home Improvement Retail (0.4%)
Home Depot	1,200	318

Homebuilding (1.8%)
DR Horton	9,100	602
Lennar, Cl A	5,100	369
MDC Holdings	7,900	354

		1,325

Homefurnishing Retail (0.3%)
Sleep Number*	4,500	209

Hotels & Lodging (0.5%)
Royal Caribbean Cruises	4,100	200
Wyndham Destinations	6,200	165

		365

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	2,200	359

Human Resource & Employment Services (0.3%)
ManpowerGroup	3,200	220

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Industrial Machinery (0.5%)
Snap-on	2,500	$365

Insurance (4.0%)
Aflac	7,400	263
Allstate	5,700	538
American International Group	3,400	109
Hartford Financial Services Group	10,700	453
Lincoln National	6,700	250
MetLife	13,400	507
Principal Financial Group	3,400	144
Prudential Financial	5,800	368
Travelers	2,200	252

		2,884

Interactive Media & Services (0.4%)
Alphabet, Cl A*	200	298

IT Consulting & Other Services (0.4%)
Amdocs	4,000	249
Perspecta	1,554	33

		282

Machinery (2.3%)
AGCO	5,100	335
Allison Transmission Holdings	4,900	183
Caterpillar	1,670	222
Cummins	3,600	696
Oshkosh	3,500	275

		1,711

Managed Health Care (0.4%)
Anthem	1,100	301

Media & Entertainment (1.9%)
Comcast, Cl A	23,700	1,015
DISH Network, Cl A*	8,700	279
TEGNA	8,600	101

		1,395

Mortgage REITs (0.3%)
Annaly Capital Management	26,400	196

Motorcycle Manufacturers (0.2%)
Harley-Davidson	5,400	140

Multimedia (1.0%)
Walt Disney	6,200	725

Multi-Sector Holdings (2.5%)
Berkshire Hathaway, Cl B*	9,200	1,801

LSV Conservative Value Equity Fund

	Shares	Value (000)
Office Equipment (0.9%)
3M	3,100	$467
Steelcase, Cl A	15,600	167

		634

Office REITs (0.4%)
Brandywine Realty Trust	18,900	205
Office Properties Income Trust	3,536	89

		294

Oil & Gas Exploration & Production (0.3%)
Devon Energy	17,400	182

Packaged Foods & Meats (0.8%)
Kraft Heinz	17,300	595

Paper & Paper Products (0.2%)
Domtar	6,800	143

Paper Packaging (0.4%)
Westrock	9,600	258

Petroleum & Fuel Products (4.5%)
Chevron	7,300	613
ConocoPhillips	14,600	546
ExxonMobil	17,200	724
HollyFrontier	8,100	222
Marathon Petroleum	10,100	386
Phillips 66	6,500	403
Valero Energy	7,200	405

		3,299

Pharmaceuticals (7.9%)
AbbVie	3,800	361
Bristol-Myers Squibb	15,900	933
Johnson & Johnson	15,400	2,245
Merck	5,700	457
Pfizer	45,800	1,762

		5,758

Real Estate (0.6%)
Host Hotels & Resorts	23,600	255
Spirit Realty Capital	5,000	172

		427

Reinsurance (0.2%)
Reinsurance Group of America, Cl A	2,000	170

Retail (2.6%)
Dick’s Sporting Goods	6,600	301
Kroger	18,000	626
McDonald’s	1,700	331

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Retail (continued)
Walmart	4,800	$621

		1,879

Retail REIT’s (0.2%)
Brixmor Property Group	13,900	160

Semi-Conductors/Instruments (3.2%)
Applied Materials	6,800	438
Intel	31,700	1,513
Micron Technology*	7,000	350

		2,301

Specialized REIT’s (0.6%)
Omega Healthcare Investors	7,400	240
Outfront Media	9,900	143
Xenia Hotels & Resorts	10,600	84

		467

Steel & Steel Works (0.6%)
Nucor	3,700	155
Steel Dynamics	10,300	282

		437

Telephones & Telecommunications (7.5%)
AT&T	59,200	1,751
CenturyLink	34,600	334
Cisco Systems	24,400	1,149
Juniper Networks	11,800	300
Verizon Communications	33,000	1,897

		5,431

Thrifts & Mortgage Finance (0.4%)
MGIC Investment	14,300	118
Radian Group	9,600	143

		261

Trading Companies & Distributors (0.3%)
United Rentals*	1,400	217

TOTAL COMMON STOCK (Cost $76,743)		72,333

	Number of Rights	Value (000)
Rights (0.0%)
Bristol -Myers Squibb- CVR*	6,000	22

TOTAL RIGHTS (Cost $13)		22

LSV Conservative Value Equity Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.4%)
South Street Securities 0.040%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $262 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $135, 0% - 1.500%, 10/08/20 - 06/30/25; total market value $267)	$262	$262

TOTAL REPURCHASE AGREEMENT (Cost $262)		262

Total Investments – 99.7% (Cost $77,018)		$72,617

Percentages are based on Net Assets of $72,816 (000).

*	Non-income producing security.

Cl — Class

CVR — Contingent Value Rights

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,333	$—	$—	$72,333
Rights	22	—	—	22
Repurchase Agreement	—	262	—	262

Total Investments in Securities	$72,355	$262	$—	$72,617

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-002-2800

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